UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Nasdaq Composite Index® ETF Fidelity® Nasdaq Composite Index® ETF : ONEQ Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 25	0.21%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained approximately 40% and contributed most to the fund's performance for the fiscal year. Communication services, which gained roughly 41%, also helped, benefiting from the media & entertainment industry (+39%), as did consumer discretionary, which advanced about 33%. The financials sector rose 49%, while industrials gained roughly 31% and health care advanced 20%. Other contributors included the consumer staples (+22%), utilities (+41%), materials (+16%), real estate (+16%) and energy (+10%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+196%), from the semiconductors & semiconductor equipment category. Apple (+26%), from the technology hardware & equipment group, boosted the fund. Another notable contributor was Amazon.com (+42%), a stock in the consumer discretionary distribution & retail group. Lastly, Meta Platforms (+76%) and Alphabet (+28%), within the media & entertainment category, also contributed.
•Conversely, the biggest detractor was Intel (-45%), from the semiconductors & semiconductor equipment group. Adobe (-16%), from the software & services industry, hurt the fund. PDD (-35%), a stock in the consumer discretionary distribution & retail industry, hurt the fund's performance. Also, lululemon athletica, within the consumer durables & apparel group, returned -28% and hurt the fund. Lastly, Dexcom, within the health care equipment & services category, returned about -32% and also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Nasdaq Composite Index® ETF - NAV	35.93%	18.46%	16.10%
Nasdaq Composite Index®	36.05%	18.20%	16.01%
S&P 500® Index	33.89%	15.77%	13.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$7,374,688,144
Number of Holdings	1,036
Total Advisory Fee	$13,283,071
Portfolio Turnover	5%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.2
Consumer Discretionary	14.8
Communication Services	14.3
Health Care	6.0
Industrials	4.4
Financials	4.1
Consumer Staples	3.5
Real Estate	1.0
Materials	0.9
Utilities	0.9
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.5
NVIDIA Corp	10.9
Microsoft Corp	10.1
Amazon.com Inc	7.0
Meta Platforms Inc Class A	4.0
Tesla Inc	3.6
Alphabet Inc Class A	3.3
Alphabet Inc Class C	3.0
Broadcom Inc	2.5
Costco Wholesale Corp	1.5
57.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914109.100    1283-TSRA-0125

2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index ETF (the “Fund”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$48,800	$-	$12,300	$1,500

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$48,900	$-	$13,100	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,304,900	$14,400,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2024, the members of the Audit Committee were Donald F. Donahue, Vijay Advani, Thomas Kennedy, Karen Peetz and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® ETF

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Nasdaq Composite Index® ETF
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	16,984	589,345
AST SpaceMobile, Inc. Class A, (a)(b)	36,956	879,922
Cogent Communications Group, Inc. (b)	14,012	1,151,646
Consolidated Communications Holdings, Inc. (a)(b)	83,275	388,894
Frontier Communications Parent, Inc. (a)	62,445	2,173,710
GCI Liberty, Inc. Class A (Escrow) (a)(c)(i)	18,738	0
Iridium Communications, Inc.	34,272	1,018,564
Liberty Global Ltd.:
Class A	50,529	713,975
Class C (b)	58,943	861,747
Liberty Latin America Ltd. Class C (a)	62,279	430,348
Sunrise Communications AG ADR (b)	14,804	718,142
		8,926,293
Entertainment - 1.8%
Atlanta Braves Holdings, Inc. Class C, (a)(b)	17,566	708,788
Electronic Arts, Inc.	60,838	9,957,355
iQIYI, Inc. ADR (a)	174,298	376,484
Liberty Media Corp. Liberty Formula One:
Class A (a)	2,320	187,688
Class C (a)(b)	54,604	4,824,809
Liberty Media Corp. Liberty Live:
Class C (a)	15,891	1,160,361
Series A (a)	12,870	922,650
Lionsgate Studios Corp. (b)	86,256	623,631
NetEase, Inc. ADR	31,218	2,730,951
Netflix, Inc. (a)	100,498	89,122,631
Playtika Holding Corp.	100,460	845,873
Roku, Inc. Class A (a)	29,698	2,050,053
Take-Two Interactive Software, Inc. (a)	42,027	7,917,046
Warner Bros Discovery, Inc. (a)	593,237	6,217,124
Warner Music Group Corp. Class A	38,583	1,254,719
		128,900,163
Interactive Media & Services - 10.4%
Alphabet, Inc.:
Class A	1,376,760	232,603,602
Class C	1,312,445	223,758,748
Baidu, Inc. sponsored ADR (a)	34,146	2,904,117
Bilibili, Inc. ADR (a)	37,777	724,185
Bumble, Inc. Class A (a)	53,111	461,535
CarGurus, Inc. Class A (a)	27,036	1,022,502
Gamesquare Holdings, Inc. (a)	16,013	14,099
Hello Group, Inc. ADR	57,446	386,612
IAC, Inc. Class A (a)	20,632	976,513
JOYY, Inc. ADR (a)	19,556	759,751
Kanzhun Ltd. ADR	73,555	992,993
Match Group, Inc. (a)	65,501	2,144,503
Meta Platforms, Inc. Class A	511,874	293,979,476
QuinStreet, Inc. (a)	27,792	633,102
Rumble, Inc. (a)(b)	62,624	444,630
Taboola.com Ltd. (a)(b)	133,109	473,868
Trump Media & Technology Group (a)(b)	45,552	1,439,443
Vimeo, Inc. Class A (a)	103,663	676,919
Weibo Corp. sponsored ADR	62,813	603,005
Ziff Davis, Inc. (a)(b)	16,637	979,087
		765,978,690
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	79,494	282,999
Charter Communications, Inc. Class A (a)	33,998	13,496,016
Comcast Corp. Class A	902,379	38,973,749
comScore, Inc. (a)	10,259	83,303
Criteo SA sponsored ADR (a)	15,875	647,383
EchoStar Corp. Class A (a)	40,152	1,015,444
Fox Corp.:
Class A	52,029	2,451,606
Class B	45,203	2,021,930
Integral Ad Science Holding Corp. (a)	56,039	626,516
Liberty Broadband Corp.:
Class A (a)	6,064	513,439
Class C (a)	31,454	2,677,994
Magnite, Inc. (a)	49,409	829,577
News Corp.:
Class A	92,712	2,721,097
Class B	36,498	1,171,221
Nexstar Media Group, Inc.	9,158	1,562,263
Paramount Global Class B (b)	192,267	2,086,097
Scholastic Corp.	12,210	322,100
Sirius XM Holdings, Inc. (b)	78,304	2,110,293
TechTarget, Inc. (a)	14,660	470,733
The Trade Desk, Inc. Class A (a)	104,953	13,491,708
		87,555,468
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA (a)(b)	48,967	1,215,361
T-Mobile U.S., Inc.	268,693	66,351,049
VEON Ltd. sponsored ADR (a)	7,815	265,085
Vodafone Group PLC sponsored ADR	109,496	982,179
		68,813,674
TOTAL COMMUNICATION SERVICES		1,060,174,288
CONSUMER DISCRETIONARY - 14.8%
Automobile Components - 0.1%
Dorman Products, Inc. (a)	8,581	1,201,168
Fox Factory Holding Corp. (a)(b)	5,603	181,985
Garrett Motion, Inc. (a)(b)	81,701	692,824
Gentex Corp. (b)	47,579	1,454,014
Gentherm, Inc. (a)	10,393	437,545
Patrick Industries, Inc. (b)	6,994	939,924
The Goodyear Tire & Rubber Co. (a)(b)	88,488	950,361
Visteon Corp. (a)	6,836	638,277
XPEL, Inc. (a)(b)	16,490	717,315
		7,213,413
Automobiles - 3.6%
Cenntro, Inc. (b)	90,334	117,434
Gogoro, Inc. (a)(b)	47,714	29,578
Li Auto, Inc. ADR (a)(b)	51,425	1,217,744
Lucid Group, Inc. Class A (a)(b)	701,630	1,529,553
NWTN, Inc. (a)(b)	77,695	93,234
Polestar Automotive Holding UK PLC ADR (a)(b)	316,815	361,169
Rivian Automotive, Inc. Class A (a)(b)	253,150	3,096,025
Tesla, Inc. (a)	751,683	259,450,904
VinFast Auto PTE Ltd. (a)(b)	528,137	2,191,769
		268,087,410
Broadline Retail - 7.7%
Amazon.com, Inc. (a)	2,466,530	512,766,922
eBay, Inc.	114,140	7,223,921
Etsy, Inc. (a)	29,575	1,622,485
Global-e Online Ltd. (a)	47,178	2,466,466
JD.com, Inc. sponsored ADR	116,160	4,342,061
MercadoLibre, Inc. (a)(b)	11,970	23,762,485
Ollie's Bargain Outlet Holdings, Inc. (a)	16,851	1,667,406
Ozon Holdings PLC ADR (a)(b)(c)	22,100	0
PDD Holdings, Inc. ADR (a)	157,986	15,255,128
		569,106,874
Distributors - 0.1%
A-Mark Precious Metals, Inc.	14,616	442,865
GigaCloud Technology, Inc. Class A (a)(b)	9,584	236,725
LKQ Corp.	57,169	2,246,170
Pool Corp.	8,746	3,298,029
		6,223,789
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	17,374	358,252
Duolingo, Inc. Class A (a)	8,741	3,044,228
Frontdoor, Inc. (a)	20,047	1,174,754
Grand Canyon Education, Inc. (a)	7,298	1,201,178
Laureate Education, Inc.	39,982	759,658
OneSpaWorld Holdings Ltd.	40,728	773,425
Perdoceo Education Corp.	27,075	743,209
Strategic Education, Inc.	7,248	716,175
Udemy, Inc. (a)	65,684	522,845
		9,293,724
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	102,632	13,969,242
Atour Lifestyle Holdings Ltd. ADR	26,118	656,868
Bloomin' Brands, Inc.	27,598	384,716
Booking Holdings, Inc.	7,716	40,138,478
Caesars Entertainment, Inc. (a)	48,270	1,857,912
Churchill Downs, Inc.	15,835	2,250,312
Cracker Barrel Old Country Store, Inc. (b)	9,348	519,375
Dave & Buster's Entertainment, Inc. (a)(b)	11,882	467,200
Doordash, Inc. (a)	91,091	16,440,104
Draftkings Holdings, Inc. Class A (a)	111,871	4,883,169
Expedia Group, Inc. Class A (a)	28,174	5,201,484
First Watch Restaurant Group, Inc. (a)	26,979	515,029
Golden Entertainment, Inc. (b)	11,727	395,669
H World Group Ltd. ADR	41,951	1,349,564
Jack in the Box, Inc. (b)	8,302	405,553
Krispy Kreme, Inc. (b)	58,425	643,844
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,048	432,812
Light & Wonder, Inc. Class A (a)	20,327	1,931,878
MakeMyTrip Ltd. (a)(b)	17,429	1,999,803
Marriott International, Inc. Class A	64,350	18,602,942
Melco Crown Entertainment Ltd. sponsored ADR (a)	79,413	509,831
Monarch Casino & Resort, Inc.	6,842	574,796
Papa John's International, Inc.	252	12,557
Penn Entertainment, Inc. (a)	47,536	1,026,302
Playa Hotels & Resorts NV (a)(b)	49,246	482,118
Red Rock Resorts, Inc.	12,563	629,281
Sabre Corp. (a)(b)	139,826	546,720
Sportradar Holding AG (a)	21,195	367,521
Starbucks Corp.	267,353	27,392,988
Target Hospitality Corp. (a)	51,302	424,268
Texas Roadhouse, Inc.	14,360	2,947,677
The Cheesecake Factory, Inc. (b)	14,449	731,697
Trip.com Group Ltd. ADR (a)	89,793	5,805,117
Wendy's Co. (b)	42,963	788,801
Wingstop, Inc.	6,909	2,271,472
Wynn Resorts Ltd.	23,784	2,244,734
		159,801,834
Household Durables - 0.0%
Cavco Industries, Inc. (a)	2,426	1,248,177
LGI Homes, Inc. (a)(b)	6,355	695,809
Newell Brands, Inc.	134,140	1,286,403
		3,230,389
Leisure Products - 0.1%
BRP, Inc. (b)	10,504	511,860
Hasbro, Inc.	34,644	2,257,057
Malibu Boats, Inc. Class A (a)	13,661	592,204
Mattel, Inc. (a)(b)	90,874	1,728,423
Peloton Interactive, Inc. Class A (a)	3,852	39,830
		5,129,374
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	21,856	1,076,408
Five Below, Inc. (a)	14,007	1,298,449
Monro, Inc.	7,148	201,002
National Vision Holdings, Inc. (a)	36,944	447,022
Newegg Commerce, Inc. (a)(b)	243,634	144,378
O'Reilly Automotive, Inc. (a)	13,541	16,834,442
Petco Health & Wellness Co., Inc. Class A (a)(b)	90,519	386,516
Ross Stores, Inc.	77,564	12,012,337
Shoe Carnival, Inc. (b)	12,788	431,723
Stitch Fix, Inc. (a)(b)	74,693	355,539
The ODP Corp. (a)	14,362	368,816
The RealReal, Inc. (a)(b)	69,664	409,624
Tractor Supply Co.	25,315	7,181,106
Ulta Beauty, Inc. (a)	10,634	4,111,530
Upbound Group, Inc.	18,971	652,413
Urban Outfitters, Inc. (a)	25,665	1,250,655
Winmark Corp.	1,468	604,706
		47,766,666
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (b)	14,151	1,234,533
Crocs, Inc. (a)(b)	13,917	1,469,635
G-III Apparel Group Ltd. (a)(b)	12,856	380,923
lululemon athletica, Inc. (a)	27,405	8,787,687
Steven Madden Ltd.	20,333	926,778
		12,799,556
TOTAL CONSUMER DISCRETIONARY		1,088,653,029
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Celsius Holdings, Inc. (a)(b)	56,579	1,609,673
Coca-Cola Consolidated, Inc.	2,023	2,638,579
Coca-Cola Europacific Partners PLC	105,184	8,160,175
Keurig Dr. Pepper, Inc.	313,201	10,226,013
MGP Ingredients, Inc. (b)	8,452	391,159
Monster Beverage Corp. (a)	236,930	13,061,951
National Beverage Corp.	25,705	1,269,570
PepsiCo, Inc.	315,816	51,620,125
The Vita Coco Co., Inc. (a)(b)	20,141	715,811
		89,693,056
Consumer Staples Distribution & Retail - 1.6%
Andersons, Inc.	11,727	559,847
Casey's General Stores, Inc.	8,639	3,636,069
Chefs' Warehouse Holdings (a)	15,049	672,841
Costco Wholesale Corp.	103,283	100,378,682
Dollar Tree, Inc. (a)	49,553	3,531,642
Ingles Markets, Inc. Class A (b)	5,599	413,766
Maplebear, Inc. (NASDAQ) (a)	69,310	3,026,768
PriceSmart, Inc. (b)	9,014	808,916
Sprouts Farmers Market LLC (a)(b)	22,891	3,536,202
Walgreens Boots Alliance, Inc. (b)	128,836	1,162,101
		117,726,834
Food Products - 0.6%
Bridgford Foods Corp. (a)(b)	2,900	26,303
Cal-Maine Foods, Inc.	13,171	1,285,621
Campbell Soup Co.	70,497	3,256,961
Freshpet, Inc. (a)	11,508	1,761,299
J&J Snack Foods Corp.	6,010	1,044,478
John B. Sanfilippo & Son, Inc.	3,902	336,938
Lancaster Colony Corp.	6,650	1,235,836
Mission Produce, Inc. (a)	37,153	494,135
Mondelez International, Inc.	313,162	20,339,872
Pilgrim's Pride Corp. (a)(b)	59,812	3,086,897
The Hain Celestial Group, Inc. (a)	79,311	655,902
The Kraft Heinz Co.	281,122	8,987,470
The Simply Good Foods Co. (a)	28,338	1,127,569
Vital Farms, Inc. (a)	15,421	511,977
		44,151,258
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	17,771	600,482
Reynolds Consumer Products, Inc.	54,761	1,516,332
WD-40 Co. (b)	3,904	1,081,759
		3,198,573
Personal Care Products - 0.0%
Interparfums, Inc. (b)	9,049	1,245,685
Oddity Tech Ltd. (a)(b)	13,233	614,805
Olaplex Holdings, Inc. (a)(b)	272,323	525,583
		2,386,073
TOTAL CONSUMER STAPLES		257,155,794
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	234,580	10,309,791
Championx Corp.	45,990	1,423,391
Patterson-UTI Energy, Inc. (b)	131,237	1,102,391
Smart Sand, Inc.	109,056	260,644
Weatherford International PLC	18,463	1,519,505
		14,615,722
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	40,205	1,134,987
APA Corp.	87,297	1,977,277
Calumet, Inc. (b)	26,844	605,064
Chord Energy Corp.	14,555	1,856,054
Diamondback Energy, Inc.	69,668	12,372,340
Expand Energy Corp. (b)	54,463	5,389,658
Golar LNG Ltd.	32,942	1,296,927
HighPeak Energy, Inc. (b)	47,333	713,308
New Fortress Energy, Inc. Class A (b)	34,968	373,109
Nextdecade Corp. (a)	82,503	597,322
Plains All American Pipeline LP	158,823	2,965,225
Plains GP Holdings LP Class A	33,118	663,022
TORM PLC (b)	28,042	587,199
Viper Energy, Inc. Class A (b)	24,177	1,308,217
		31,839,709
TOTAL ENERGY		46,455,431
FINANCIALS - 4.2%
Banks - 1.3%
BancFirst Corp. (b)	9,874	1,246,889
Bancorp, Inc., Delaware (a)	19,839	1,159,193
Bank of Marin Bancorp	8,351	211,113
Bank OZK	22,434	1,121,027
Banner Corp.	12,119	903,956
BCB Bancorp, Inc.	30,947	410,667
BOK Financial Corp.	15,855	1,884,684
Broadway Financial Corp. (a)	16,097	115,094
Business First Bancshares, Inc. (b)	12,750	363,375
Carver Bancorp, Inc. (a)	36,392	67,325
Cathay General Bancorp	22,119	1,150,409
City Holding Co.	5,660	743,271
Columbia Banking Systems, Inc. (b)	60,001	1,860,631
Columbia Financial, Inc. (a)(b)	41,629	758,897
Commerce Bancshares, Inc. (b)	34,227	2,524,241
CVB Financial Corp.	44,670	1,046,171
Dime Community Bancshares, Inc. (b)	22,128	793,953
East West Bancorp, Inc.	32,010	3,510,857
Eastern Bankshares, Inc. (b)	54,655	1,018,769
Enterprise Bancorp, Inc.	10,579	391,317
Enterprise Financial Services Corp.	13,666	828,023
Fifth Third Bancorp	143,790	6,910,547
First Bancorp, North Carolina (b)	17,589	831,960
First Busey Corp.	24,026	641,254
First Citizens Bancshares, Inc.	3,181	7,300,395
First Financial Bancorp, Ohio	28,679	846,891
First Financial Bankshares, Inc. (b)	42,225	1,759,938
First Hawaiian, Inc. (b)	38,560	1,064,642
First Internet Bancorp	16,267	682,075
First Interstate Bancsystem, Inc. Class A	31,364	1,096,799
First Merchants Corp.	17,782	777,963
Flushing Financial Corp. (b)	26,715	473,924
Fulton Financial Corp. (b)	45,906	990,651
German American Bancorp, Inc. (b)	14,254	641,145
Grupo Financiero Galicia SA sponsored ADR Class B,	14,216	802,351
Hancock Whitney Corp.	24,500	1,454,810
Hanmi Financial Corp.	18,969	501,730
Heartland Financial U.S.A., Inc.	15,661	1,058,214
Hope Bancorp, Inc.	51,970	707,831
Horizon Bancorp, Inc. Indiana	30,741	562,253
Huntington Bancshares, Inc.	323,073	5,818,545
Independent Bank Corp.	12,541	907,843
Independent Bank Group, Inc.	15,297	1,023,675
Inter & Co., Inc. Class A	112,939	521,778
International Bancshares Corp.	18,213	1,331,917
Investar Holding Corp. (b)	19,575	466,277
Lakeland Financial Corp. (b)	8,927	655,777
NBT Bancorp, Inc.	17,733	888,778
Northwest Bancshares, Inc. (b)	46,249	678,935
OceanFirst Financial Corp.	29,973	619,842
Old National Bancorp, Indiana (b)	64,315	1,489,535
Pacific Premier Bancorp, Inc.	32,381	919,620
Pathward Financial, Inc.	9,801	822,108
Peoples Bancorp, Inc.	16,700	585,836
Pinnacle Financial Partners, Inc. (b)	15,503	1,970,586
Popular, Inc.	14,596	1,450,259
Preferred Bank, Los Angeles	6,340	598,052
Premier Financial Corp.	18,076	500,886
Republic Bancorp, Inc., Kentucky Class A	12,017	916,597
S&T Bancorp, Inc.	16,675	713,523
Sandy Spring Bancorp, Inc.	19,566	737,247
Seacoast Banking Corp., Florida	25,844	774,286
Simmons First National Corp. Class A	44,097	1,078,613
Stock Yards Bancorp, Inc. (b)	10,362	788,755
Texas Capital Bancshares, Inc. (a)(b)	14,543	1,286,328
TFS Financial Corp. (b)	85,503	1,209,012
TowneBank	26,692	977,728
Trico Bancshares	12,519	605,168
Triumph Bancorp, Inc. (a)(b)	8,582	919,046
Trustmark Corp.	21,467	839,574
UMB Financial Corp. (b)	13,295	1,668,390
United Bankshares, Inc., West Virginia (b)	36,425	1,539,685
Valley National Bancorp	137,461	1,462,585
Veritex Holdings, Inc.	24,864	756,114
WaFd, Inc. (b)	28,232	1,032,727
Washington Trust Bancorp, Inc.	12,310	457,193
WesBanco, Inc.	21,154	747,582
Westamerica Bancorp.	9,899	566,520
Wintrust Financial Corp.	18,845	2,600,798
WSFS Financial Corp.	19,181	1,151,244
Zions Bancorporation NA (b)	30,932	1,872,005
		97,166,204
Capital Markets - 1.5%
BGC Group, Inc. Class A	120,557	1,174,225
Carlyle Group LP	85,046	4,526,999
CME Group, Inc.	81,722	19,449,836
Coinbase Global, Inc. Class A (a)	47,861	14,176,428
Freedom Holding Corp. (a)(b)	17,060	2,028,093
Futu Holdings Ltd. ADR	25,406	2,216,165
Greenpro Capital Corp. (a)(b)	71,668	78,118
Hamilton Lane, Inc. Class A (b)	10,538	2,027,511
Interactive Brokers Group, Inc.	24,032	4,592,275
LPL Financial	18,330	5,960,000
Marex Group PLC	25,177	737,183
MarketAxess Holdings, Inc.	9,527	2,464,540
Morningstar, Inc.	10,668	3,778,072
NASDAQ, Inc.	132,748	11,016,757
Northern Trust Corp.	47,009	5,225,520
Perella Weinberg Partners Class A	29,042	745,508
Robinhood Markets, Inc. (a)	185,517	6,964,308
SEI Investments Co.	32,552	2,689,772
StepStone Group, Inc. Class A	21,025	1,385,337
StoneX Group, Inc. (a)	10,711	1,111,373
T. Rowe Price Group, Inc.	49,719	6,157,201
TPG, Inc. Class A	26,564	1,858,417
Tradeweb Markets, Inc. Class A	28,550	3,868,525
Victory Capital Holdings, Inc.	20,201	1,403,565
Virtu Financial, Inc. Class A	29,453	1,098,891
XP, Inc. Class A	100,419	1,359,673
		108,094,292
Consumer Finance - 0.3%
Credit Acceptance Corp. (a)(b)	2,795	1,391,072
Encore Capital Group, Inc. (a)(b)	11,404	560,906
FirstCash Holdings, Inc.	12,261	1,334,732
Kaspi.KZ JSC ADR	48,259	5,134,758
LendingTree, Inc. (a)(b)	7,646	338,030
Navient Corp.	36,459	568,031
Qifu Technology, Inc. ADR	36,477	1,390,138
SLM Corp.	58,727	1,607,945
SoFi Technologies, Inc. Class A (a)(b)	269,635	4,424,710
Upstart Holdings, Inc. (a)(b)	22,777	1,794,600
		18,544,922
Financial Services - 0.5%
Affirm Holdings, Inc. Class A, (a)	64,512	4,516,485
AvidXchange Holdings, Inc. (a)	70,554	807,138
DigiAsia Corp. (a)(b)	7,635	4,436
Dlocal Ltd. (a)(b)	55,402	633,799
Enact Holdings, Inc.	44,583	1,569,767
Euronet Worldwide, Inc. (a)	12,627	1,327,477
Flywire Corp. (a)	22,959	521,399
Jack Henry & Associates, Inc.	15,742	2,773,426
Marblegate Acquisition Corp. (a)(b)	17,726	199,418
Marqeta, Inc. Class A (a)	156,501	607,224
Merchants Bancorp	16,742	691,110
Mr. Cooper Group, Inc. (a)	14,428	1,423,611
NMI Holdings, Inc. (a)	26,254	1,049,897
Payoneer Global, Inc. (a)	121,666	1,327,376
PayPal Holdings, Inc. (a)	239,161	20,752,000
Remitly Global, Inc. (a)	57,020	1,172,331
StoneCo Ltd. Class A (a)	82,151	778,791
		40,155,685
Insurance - 0.6%
Amerisafe, Inc.	10,116	597,046
Arch Capital Group Ltd.	87,442	8,807,158
Brighthouse Financial, Inc. (a)	20,340	1,063,172
Cincinnati Financial Corp.	34,852	5,570,395
Enstar Group Ltd. (a)	2,961	961,437
Erie Indemnity Co. Class A	11,510	5,070,846
Goosehead Insurance Class A (a)(b)	8,849	1,116,036
Oxbridge Re Holdings Ltd. (a)	87,714	271,913
Palomar Holdings, Inc. (a)	8,826	955,856
Principal Financial Group, Inc.	52,287	4,553,675
Safety Insurance Group, Inc.	6,655	571,265
Selective Insurance Group, Inc.	16,206	1,654,471
Skyward Specialty Insurance Group, Inc. (a)(b)	16,326	883,400
The Baldwin Insurance Group, Inc. Class A, (a)	18,889	924,805
Trupanion, Inc. (a)(b)	15,138	807,007
Willis Towers Watson PLC	23,388	7,530,936
		41,339,418
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	147,106	1,421,044
New York Mortgage Trust, Inc.	61,746	379,120
		1,800,164
TOTAL FINANCIALS		307,100,685
HEALTH CARE - 6.2%
Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (a)	53,687	876,172
ADMA Biologics, Inc. (a)	52,705	1,059,898
Agios Pharmaceuticals, Inc. (a)(b)	18,872	1,120,808
Aileron Therapeutics, Inc. (a)(b)	41,203	117,841
Akero Therapeutics, Inc. (a)(b)	21,371	686,009
Alkermes PLC (a)	45,036	1,306,945
Allakos, Inc. (a)	136,369	140,460
Alnylam Pharmaceuticals, Inc. (a)	30,817	7,798,858
Alvotech SA (a)(b)	53,089	623,796
Amgen, Inc.	125,896	35,612,202
Amicus Therapeutics, Inc. (a)	94,214	940,256
AnaptysBio, Inc. (a)	13,185	329,098
Apellis Pharmaceuticals, Inc. (a)	31,944	1,083,860
Apogee Therapeutics, Inc. (a)(b)	11,625	524,869
Applied Genetic Technologies Corp. (a)(b)(c)	14,225	0
Applied Therapeutics, Inc. (a)(b)	36,195	73,476
Aptorum Group Ltd. Class A, (a)(b)	37,705	25,730
Arcellx, Inc. (a)	13,546	1,192,996
Arcutis Biotherapeutics, Inc. (a)	31,494	410,682
Ardelyx, Inc. (a)(b)	84,797	480,799
Argenx SE ADR (a)	7,629	4,703,660
ArriVent Biopharma, Inc. (b)	16,476	493,621
Arrowhead Pharmaceuticals, Inc. (a)(b)	40,599	1,056,792
Ars Pharmaceuticals, Inc. (a)(b)	31,310	454,308
Ascendis Pharma A/S sponsored ADR (a)	13,760	1,872,461
Aurinia Pharmaceuticals, Inc. (a)	74,539	660,416
Avidity Biosciences, Inc. (a)(b)	22,478	967,228
Beam Therapeutics, Inc. (a)(b)	27,013	739,346
BeiGene Ltd. ADR (a)	11,620	2,498,300
Bicara Therapeutics, Inc. (b)	14,175	294,698
Bicycle Therapeutics PLC ADR (a)	17,150	349,860
BioCryst Pharmaceuticals, Inc. (a)	71,226	534,195
Biogen, Inc. (a)	34,711	5,575,628
BioMarin Pharmaceutical, Inc. (a)	45,522	3,005,818
BioNTech SE ADR (a)	24,444	2,893,925
Blueprint Medicines Corp. (a)(b)	14,052	1,354,332
BridgeBio Pharma, Inc. (a)	50,166	1,358,997
CareDx, Inc. (a)(b)	15,976	392,051
Cargo Therapeutics, Inc. (a)(b)	15,841	287,989
Carisma Therapeutics, Inc. rights (a)(b)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (a)	34,386	758,899
Celldex Therapeutics, Inc. (a)	20,483	562,054
Centessa Pharmaceuticals PLC ADR (a)	23,322	417,697
CG Oncology, Inc. (b)	22,775	791,431
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	0
Cogent Biosciences, Inc. (a)	45,290	430,708
Crinetics Pharmaceuticals, Inc. (a)	21,828	1,248,562
CRISPR Therapeutics AG (a)(b)	22,262	1,139,147
Cullinan Oncology, Inc. (a)(b)	16,601	223,283
CureVac NV (a)(b)	126,400	362,768
Cyclerion Therapeutics, Inc. (a)(b)	14,246	31,341
Cytokinetics, Inc. (a)(b)	27,286	1,415,052
Day One Biopharmaceuticals, Inc. (a)(b)	38,469	535,873
Denali Therapeutics, Inc. (a)(b)	40,383	1,009,575
Design Therapeutics, Inc. (a)(b)	55,631	333,786
Disc Medicine, Inc. (a)	7,401	469,593
Dynavax Technologies Corp. (a)(b)	52,019	668,964
Dyne Therapeutics, Inc. (a)	23,541	720,590
Entrada Therapeutics, Inc. (a)(b)	23,955	476,465
Exact Sciences Corp. (a)(b)	44,980	2,792,358
Exelixis, Inc. (a)(b)	73,526	2,680,758
Forte Biosciences, Inc. (a)(b)	4,446	96,523
Galectin Therapeutics, Inc. (a)(b)	76,812	221,987
Genmab A/S ADR (a)	16,407	352,751
Geron Corp. (a)(b)	181,980	749,758
Gilead Sciences, Inc.	288,651	26,723,310
Grifols SA ADR (a)	38,821	271,359
Halozyme Therapeutics, Inc. (a)	29,883	1,440,361
Ideaya Biosciences, Inc. (a)	24,014	657,023
Immatics NV (a)(b)	42,060	349,939
Immunocore Holdings PLC ADR (a)	14,782	483,963
Immunome, Inc. (a)	25,995	352,232
Immunovant, Inc. (a)(b)	39,493	1,113,703
Incyte Corp. (a)	45,487	3,392,875
Inhibrx Biosciences, Inc. (b)	11,982	182,845
Inmune Bio, Inc. (a)(b)	38,981	196,854
Insmed, Inc. (a)	34,526	2,594,974
Intellia Therapeutics, Inc. (a)	50	781
Ionis Pharmaceuticals, Inc. (a)	38,516	1,376,177
Iovance Biotherapeutics, Inc. (a)(b)	81,706	761,500
Janux Therapeutics, Inc. (a)(b)	13,518	611,149
Keros Therapeutics, Inc. (a)	13,848	799,584
Kinnate Biopharma, Inc. rights (a)(c)	50,749	1
Krystal Biotech, Inc. (a)(b)	6,756	1,333,770
Kura Oncology, Inc. (a)	30,060	331,862
Kymera Therapeutics, Inc. (a)	15,881	744,025
Legend Biotech Corp. ADR (a)	24,708	1,039,466
Lyell Immunopharma, Inc. (a)(b)	147,734	139,623
Madrigal Pharmaceuticals, Inc. (a)(b)	5,441	1,785,682
MannKind Corp. (a)	89,982	610,078
Merus BV (a)(b)	18,069	810,214
Mirati Therapeutics, Inc. rights (a)(c)	1,147	0
Mirum Pharmaceuticals, Inc. (a)(b)	19,161	885,621
Moderna, Inc. (a)	91,574	3,943,176
Monte Rosa Therapeutics, Inc. (a)(b)	51,456	533,084
Moonlake Immunotherapeutics Class A (a)(b)	18,990	1,033,626
Myriad Genetics, Inc. (a)	27,300	444,171
Natera, Inc. (a)	28,884	4,846,158
Neurocrine Biosciences, Inc. (a)	24,043	3,047,450
NewAmsterdam Pharma Co. NV (a)(b)	32,962	654,296
Novavax, Inc. (a)(b)	40,377	352,087
Nurix Therapeutics, Inc. (a)(b)	15,161	335,210
Nuvalent, Inc. Class A (a)(b)	15,140	1,463,735
Omniab, Inc. (a)(c)	2,320	6,635
Omniab, Inc. (a)(c)	2,320	6,078
Praxis Precision Medicines, Inc. (a)(b)	6,365	510,282
Protagonist Therapeutics, Inc. (a)	15,352	672,418
Prothena Corp. PLC (a)	111	1,799
PTC Therapeutics, Inc. (a)	24,786	1,087,610
Recursion Pharmaceuticals, Inc. Class A (a)(b)	11,262	79,622
Regeneron Pharmaceuticals, Inc. (a)	25,386	19,045,085
Relay Therapeutics, Inc. (a)	64,072	301,138
Repligen Corp. (a)	13,099	1,971,923
Revolution Medicines, Inc. (a)	40,927	2,367,627
Rhythm Pharmaceuticals, Inc. (a)(b)	17,854	1,107,662
Rocket Pharmaceuticals, Inc. (a)(b)	29,794	428,736
Roivant Sciences Ltd. (a)(b)	178,854	2,273,234
Sana Biotechnology, Inc. (a)(b)	80,252	223,101
Sarepta Therapeutics, Inc. (a)	23,454	3,127,356
Savara, Inc. (a)(b)	94,353	317,026
Scholar Rock Holding Corp. (a)(b)	32,417	1,293,438
Soleno Therapeutics, Inc. (a)(b)	10,154	535,217
SpringWorks Therapeutics, Inc. (a)(b)	23,877	990,418
Spyre Therapeutics, Inc. (a)(b)	12,551	356,825
Summit Therapeutics, Inc. (a)(b)	167,486	3,091,792
Syndax Pharmaceuticals, Inc. (a)(b)	32,589	544,888
Tango Therapeutics, Inc. (a)	49,133	193,584
TG Therapeutics, Inc. (a)(b)	37,194	1,294,351
Tiziana Life Sciences Ltd. (a)(b)	164,813	158,220
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	0
Travere Therapeutics, Inc. (a)	30,891	581,060
Twist Bioscience Corp. (a)(b)	15,714	772,815
Tyra Biosciences, Inc. (a)(b)	21,167	331,899
Ultragenyx Pharmaceutical, Inc. (a)	22,742	1,083,201
United Therapeutics Corp. (a)	10,230	3,790,113
Vaxart, Inc. (a)(b)	327,521	197,233
Vaxcyte, Inc. (a)(b)	26,238	2,475,293
Vera Therapeutics, Inc. (a)	14,612	726,947
Veracyte, Inc. (a)	22,172	952,287
Vericel Corp. (a)(b)	16,900	982,566
Vertex Pharmaceuticals, Inc. (a)	60,433	28,290,500
Viking Therapeutics, Inc. (a)(b)	26,693	1,413,127
Vir Biotechnology, Inc. (a)(b)	58,592	466,392
Viridian Therapeutics, Inc. (a)	24,594	530,001
Xencor, Inc. (a)	30,714	786,278
Xenon Pharmaceuticals, Inc. (a)(b)	24,396	1,040,001
Zai Lab Ltd. ADR (a)	24,190	697,882
		255,133,931
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)(c)	10,350	22,356
Align Technology, Inc. (a)	17,966	4,181,946
Atricure, Inc. (a)(b)	25,793	932,675
Bioventus, Inc. (a)	35,070	431,010
Cerus Corp. (a)(b)	178,506	330,236
Dentsply Sirona, Inc.	44,101	866,585
DexCom, Inc. (a)	93,611	7,300,722
Embecta Corp.	26,555	553,141
Establishment Labs Holdings, Inc. (a)(b)	9,245	424,253
GE Healthcare Technologies, Inc.	106,254	8,842,458
Hologic, Inc. (a)	50,708	4,031,286
ICU Medical, Inc. (a)	7,243	1,187,562
IDEXX Laboratories, Inc. (a)	19,013	8,018,733
Inari Medical, Inc. (a)	18,029	936,066
InMode Ltd. (a)	29,716	580,353
Insulet Corp. (a)	16,898	4,508,048
Intuitive Surgical, Inc. (a)	83,038	45,006,596
iRhythm Technologies, Inc. (a)(b)	9,006	783,207
Lantheus Holdings, Inc. (a)(b)	15,751	1,406,092
LeMaitre Vascular, Inc. (b)	8,108	867,475
LivaNova PLC (a)	15,640	821,100
Masimo Corp. (a)(b)	13,160	2,270,626
Merit Medical Systems, Inc. (a)	14,736	1,531,070
Neogen Corp. (a)(b)	62,843	891,114
Novocure Ltd. (a)(b)	36,048	722,402
Omnicell, Inc. (a)	19,558	911,207
PROCEPT BioRobotics Corp. (a)(b)	15,021	1,435,857
Pulse Biosciences, Inc. (a)(b)	16,578	354,769
QuidelOrtho Corp. (a)	22,516	923,156
RxSight, Inc. (a)	12,958	607,471
Staar Surgical Co. (a)(b)	16,050	467,055
Tandem Diabetes Care, Inc. (a)(b)	18,830	576,763
The Cooper Companies, Inc. (a)	46,992	4,908,784
TransMedics Group, Inc. (a)(b)	7,916	686,396
UFP Technologies, Inc. (a)	2,635	850,894
		109,169,464
Health Care Providers & Services - 0.3%
23andMe Holding Co. Class A (a)(b)	34,866	123,774
Acadia Healthcare Co., Inc. (a)	23,859	969,391
AdaptHealth Corp. (a)	54,761	549,253
Addus HomeCare Corp. (a)	5,757	707,190
AirSculpt Technologies, Inc. (a)(b)	32,145	219,550
Alignment Healthcare, Inc. (a)	65,400	824,694
Amedisys, Inc. (a)	5,079	464,271
Astrana Health, Inc. (a)(b)	16,403	709,430
Aveanna Healthcare Holdings, Inc. (a)(b)	84,435	490,567
BrightSpring Health Services, Inc. (a)(b)	40,325	778,273
Clover Health Investments Corp. (a)(b)	136,185	473,924
Corvel Corp. (a)	4,880	1,783,152
Fulgent Genetics, Inc. (a)	19,131	350,097
GeneDx Holdings Corp. Class A (a)	7,733	606,190
Guardant Health, Inc. (a)	37,714	1,342,996
HealthEquity, Inc. (a)	20,860	2,118,124
Henry Schein, Inc. (a)	26,726	2,059,238
LifeStance Health Group, Inc. (a)(b)	139,448	1,048,649
National Research Corp. Class A	15,136	297,574
NeoGenomics, Inc. (a)(b)	39,176	694,590
Opko Health, Inc. (a)(b)	278,339	428,642
Option Care Health, Inc. (a)(b)	36,391	866,106
P3 Health Partners, Inc. Class A (a)(b)	90,697	22,339
Patterson Companies, Inc.	28,413	610,595
Premier, Inc. Class A (b)	34,018	779,012
Privia Health Group, Inc. (a)(b)	35,495	762,433
Progyny, Inc. (a)	26,460	411,982
RadNet, Inc. (a)	19,256	1,574,371
Surgery Partners, Inc. (a)(b)	38,789	924,730
The Ensign Group, Inc.	11,452	1,674,397
		24,665,534
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(b)	22,497	507,757
Simulations Plus, Inc. (b)	9,865	313,411
SOPHiA GENETICS SA (a)(b)	49,502	165,337
Waystar Holding Corp. (a)	39,241	1,211,762
		2,198,267
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. Class A (a)(b)	37,040	588,936
AbCellera Biologics, Inc. (a)(b)	4,837	14,559
Azenta, Inc. (a)(b)	14,510	670,507
Bio-Techne Corp.	38,834	2,926,530
Bruker Corp.	34,749	2,013,705
Fortrea Holdings, Inc. (a)(b)	28,469	599,272
ICON PLC (a)	19,144	4,025,026
Illumina, Inc. (a)	39,325	5,668,699
Maravai LifeSciences Holdings, Inc. Class A (a)	55,470	314,515
Medpace Holdings, Inc. (a)	6,950	2,367,379
OmniAb, Inc. (a)(b)	84,482	330,325
Sotera Health Co. (a)(b)	86,354	1,137,282
Tempus AI, Inc. (b)	37,678	2,358,266
		23,015,001
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (a)	63,018	256,483
Amneal Intermediate, Inc. Class A, (a)(b)	89,653	741,430
Amphastar Pharmaceuticals, Inc. (a)	17,306	782,058
ANI Pharmaceuticals, Inc. (a)	8,541	488,801
Arvinas Holding Co. LLC (a)	25,008	668,214
AstraZeneca PLC:
rights (a)(c)	21,510	0
sponsored ADR	134,475	9,093,200
Atea Pharmaceuticals, Inc. (a)(b)	112,733	385,547
Avadel Pharmaceuticals PLC sponsored (a)	36,498	403,668
Axsome Therapeutics, Inc. (a)(b)	13,251	1,301,513
Cassava Sciences, Inc. (a)(b)	14,331	55,031
CinCor Pharma, Inc. rights (a)(c)	12,042	0
Collegium Pharmaceutical, Inc. (a)	12,136	370,148
Corcept Therapeutics, Inc. (a)	30,923	1,783,639
Cronos Group, Inc. (a)(b)	193,669	402,832
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Edgewise Therapeutics, Inc. (a)	27,554	909,282
GH Research PLC (a)(b)	37,337	333,419
Harmony Biosciences Holdings, Inc. (a)	18,391	637,616
Harrow, Inc. (a)	11,058	463,441
Indivior PLC (a)(b)	45,440	509,382
Innoviva, Inc. (a)(b)	29,249	555,439
Intra-Cellular Therapies, Inc. (a)(b)	25,667	2,198,379
Jazz Pharmaceuticals PLC (a)(b)	14,268	1,734,846
Ligand Pharmaceuticals, Inc. (a)(b)	6,675	810,812
Ligand Pharmaceuticals, Inc.:
General CVR (a)	1,530	21
Glucagon CVR (a)	1,530	6
rights (a)	1,530	6
TR Beta CVR (a)	1,530	199
Liquidia Corp. (a)	37,127	428,817
Neumora Therapeutics, Inc. (a)(b)	63,778	633,953
Phathom Pharmaceuticals, Inc. (a)(b)	22,714	201,473
Royalty Pharma PLC Class A	104,582	2,788,156
Sanofi SA:
rights (a)(c)	925	0
sponsored ADR	72,131	3,497,632
Satsuma Pharmaceuticals, Inc. rights (a)(c)	218,164	2
Scilex Holding Co. (a)(h)	45,036	23,188
Scilex Holding Co. (a)	59,635	38,381
SIGA Technologies, Inc. (b)	36,174	263,347
Structure Therapeutics, Inc. ADR (a)(b)	16,129	534,676
Supernus Pharmaceuticals, Inc. (a)	19,766	722,843
Tarsus Pharmaceuticals, Inc. (a)(b)	14,179	743,689
Tilray Brands, Inc. Class 2 (a)(b)	332,522	445,579
Verona Pharma PLC ADR (a)	21,703	860,090
Viatris, Inc.	279,981	3,664,951
WAVE Life Sciences (a)	45,492	686,929
		40,419,118
TOTAL HEALTH CARE		454,601,315
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(b)	7,634	1,484,813
Axon Enterprise, Inc. (a)	17,152	11,096,658
Elbit Systems Ltd. (b)	11,818	2,885,719
Kratos Defense & Security Solutions, Inc. (a)(b)	47,274	1,280,653
Leonardo DRS, Inc. (a)	71,287	2,478,649
Lilium NV (a)	19,967	2,198
Mercury Systems, Inc. (a)	22,599	929,497
Rocket Lab U.S.A., Inc. Class A (a)(b)	130,877	3,570,325
Woodward, Inc.	13,812	2,490,580
		26,219,092
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	28,836	633,239
C.H. Robinson Worldwide, Inc.	26,066	2,752,048
Forward Air Corp. (b)	14,047	515,384
Hub Group, Inc. Class A	20,128	1,039,410
		4,940,081
Building Products - 0.1%
AAON, Inc.	20,244	2,760,067
American Woodmark Corp. (a)	3,729	338,519
Apogee Enterprises, Inc.	7,541	635,028
CSW Industrials, Inc.	4,550	1,921,875
Gibraltar Industries, Inc. (a)	10,215	739,975
UFP Industries, Inc.	13,083	1,777,980
		8,173,444
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	48,421	1,095,283
Casella Waste Systems, Inc. Class A (a)	13,825	1,565,128
Cimpress PLC (a)	8,639	693,712
Cintas Corp.	88,958	20,085,827
Copart, Inc. (a)	222,901	14,129,694
Driven Brands Holdings, Inc. (a)(b)	59,431	1,001,412
Fuel Tech, Inc. (a)	233,738	250,100
Matthews International Corp. Class A	17,067	514,741
Millerknoll, Inc.	26,394	663,545
Tetra Tech, Inc.	65,481	2,718,116
VSE Corp. (b)	5,527	648,096
		43,365,654
Construction & Engineering - 0.2%
Construction Partners, Inc. Class A (a)	14,427	1,465,927
Ferrovial SE (b)	176,208	7,289,725
IES Holdings, Inc. (a)	6,152	1,906,228
MYR Group, Inc. (a)	5,649	891,977
Sterling Construction Co., Inc. (a)	8,660	1,683,937
Willscot Holdings Corp. (a)	44,967	1,719,538
		14,957,332
Electrical Equipment - 0.1%
Enovix Corp. (a)	67,602	625,319
Fluence Energy, Inc. Class A (a)(b)	39,587	744,631
Nextracker, Inc. Class A (a)(b)	34,821	1,328,769
Plug Power, Inc. (a)(b)	226,644	507,683
Powell Industries, Inc. (b)	3,444	920,857
Sunrun, Inc. (a)(b)	62,326	718,619
Vicor Corp. (a)(b)	23,053	1,226,650
		6,072,528
Ground Transportation - 0.6%
ArcBest Corp.	6,979	804,539
Avis Budget Group, Inc. (b)	7,541	822,497
CSX Corp.	433,025	15,827,064
Grab Holdings Ltd. (a)	918,386	4,591,930
Heartland Express, Inc.	39,094	499,230
Hertz Global Holdings, Inc. (a)(b)	151,173	743,771
J.B. Hunt Transport Services, Inc.	22,820	4,315,490
Landstar System, Inc.	7,111	1,322,077
Lyft, Inc. (a)	95,350	1,655,276
Marten Transport Ltd.	30,728	534,053
Old Dominion Freight Lines, Inc.	51,071	11,498,125
Saia, Inc. (a)	6,309	3,590,326
Universal Logistics Holdings, Inc. (b)	12,241	637,879
Werner Enterprises, Inc. (b)	18,265	746,673
		47,588,930
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	152,661	35,559,327
Icahn Enterprises LP	101,742	1,127,301
		36,686,628
Machinery - 0.4%
Astec Industries, Inc.	23,405	903,667
Blue Bird Corp. (a)	10,413	423,288
Columbus McKinnon Corp. (NY Shares)	13,213	519,139
Energy Recovery, Inc. (a)(b)	32,811	510,539
Franklin Electric Co., Inc.	12,903	1,397,395
Hillman Solutions Corp. Class A (a)	65,745	749,493
Kornit Digital Ltd. (a)(b)	17,424	554,083
Lincoln Electric Holdings, Inc.	12,532	2,737,991
Middleby Corp. (a)	12,675	1,817,468
Nano Dimension Ltd. ADR (a)(b)	169,258	365,597
NN, Inc. (a)(b)	56,112	223,887
Nordson Corp.	12,738	3,324,491
Omega Flex, Inc.	6,036	298,299
PACCAR, Inc.	121,560	14,222,520
Symbotic, Inc. (a)(b)	22,456	604,066
		28,651,923
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (b)	65,488	654,882
Star Bulk Carriers Corp.	29,906	517,972
		1,172,854
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	143,307	2,080,818
Frontier Group Holdings, Inc. (a)(b)	97,811	570,238
JetBlue Airways Corp. (a)(b)	122,534	731,528
Ryanair Holdings PLC sponsored ADR	57,743	2,543,002
SkyWest, Inc. (a)	10,230	1,173,790
United Airlines Holdings, Inc. (a)	75,160	7,277,743
		14,377,119
Professional Services - 1.0%
Automatic Data Processing, Inc.	95,601	29,342,815
Concentrix Corp. (b)	18,524	832,654
Conduent, Inc. (a)	126,147	470,528
CRA International, Inc.	3,012	587,430
CSG Systems International, Inc. (b)	11,171	612,283
ExlService Holdings, Inc. (a)	36,700	1,701,412
Exponent, Inc.	14,004	1,382,335
First Advantage Corp. (a)(b)	33,776	649,512
Forrester Research, Inc. (a)	14,431	248,935
Huron Consulting Group, Inc. (a)	6,586	808,827
ICF International, Inc. (b)	6,037	836,547
Kelly Services, Inc. Class A (non-vtg.)	18,857	276,255
NV5 Global, Inc. (a)	20,816	452,956
Paychex, Inc.	83,094	12,154,159
Paycor HCM, Inc. (a)	25,722	464,539
Paylocity Holding Corp. (a)	13,943	2,893,730
Science Applications International Corp.	14,852	1,845,361
SS&C Technologies Holdings, Inc.	54,548	4,218,742
Upwork, Inc. (a)	4,781	81,134
Verisk Analytics, Inc.	32,788	9,646,557
Verra Mobility Corp. Class A (a)	46,555	1,101,491
		70,608,202
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	13,833	1,563,406
Fastenal Co.	141,492	11,823,072
FTAI Aviation Ltd.	25,422	4,291,742
H&E Equipment Services, Inc. (b)	13,872	828,713
McGrath RentCorp.	7,649	932,031
Rush Enterprises, Inc. Class A	19,924	1,234,292
Transcat, Inc. (a)	4,054	425,224
		21,098,480
TOTAL INDUSTRIALS		323,912,267
INFORMATION TECHNOLOGY - 48.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	931,372	55,146,536
CommScope Holding Co., Inc. (a)	69,821	333,046
Digi International, Inc. (a)(b)	19,316	641,678
Extreme Networks, Inc. (a)	43,801	727,097
F5, Inc. (a)	12,424	3,110,348
Harmonic, Inc. (a)	44,295	567,862
Infinera Corp. (a)(b)	83,202	549,965
Lumentum Holdings, Inc. (a)	18,979	1,650,604
NetScout Systems, Inc. (a)	32,525	711,647
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	111,492	907,545
ViaSat, Inc. (a)(b)	17,354	161,913
Viavi Solutions, Inc. (a)	84,453	839,463
		65,347,704
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc. (b)	10,529	1,211,256
Avnet, Inc.	18,064	988,281
CDW Corp.	30,687	5,398,764
Cognex Corp. (b)	39,818	1,591,924
ePlus, Inc. (a)	9,137	738,818
Flex Ltd. (a)	97,478	3,798,718
Innoviz Technologies Ltd. (a)(b)	74,785	56,867
Insight Enterprises, Inc. (a)(b)	6,894	1,078,566
Itron, Inc. (a)	11,687	1,385,260
Lightwave Logic, Inc. (a)(b)	83,725	240,291
Littelfuse, Inc.	6,409	1,580,908
Napco Security Technologies, Inc.	12,066	473,349
Nayax Ltd. (a)(b)	7,686	227,736
Novanta, Inc. (a)(b)	9,754	1,628,723
OSI Systems, Inc. (a)(b)	5,653	1,002,842
PC Connection, Inc.	8,633	626,583
Plexus Corp. (a)	8,428	1,385,563
Sanmina Corp. (a)	16,620	1,319,794
ScanSource, Inc. (a)(b)	11,241	566,659
Trimble, Inc. (a)	56,904	4,152,285
TTM Technologies, Inc. (a)	33,050	805,759
Zebra Technologies Corp. Class A (a)	12,150	4,945,050
		35,203,996
IT Services - 0.4%
Akamai Technologies, Inc. (a)	35,489	3,336,676
Amdocs Ltd.	25,741	2,232,260
Cognizant Technology Solutions Corp. Class A	116,032	9,339,416
Core Scientific, Inc. (b)	60,510	1,081,919
Couchbase, Inc. (a)	26,019	533,650
GDS Holdings Ltd. ADR (a)(b)	32,600	641,894
Grid Dynamics Holdings, Inc. (a)	37,075	678,473
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	61,426	410,940
MongoDB, Inc. Class A (a)	17,985	5,799,983
Okta, Inc. Class A (a)	39,833	3,089,447
Taoping, Inc. (a)(b)	27,640	9,456
VeriSign, Inc. (a)	22,173	4,150,342
Wix.com Ltd. (a)	13,767	3,080,229
		34,384,685
Semiconductors & Semiconductor Equipment - 19.0%
ACM Research, Inc. Class A, (a)(b)	15,911	273,510
Advanced Micro Devices, Inc. (a)	379,402	52,044,469
Allegro MicroSystems LLC (a)	59,168	1,285,721
Alpha & Omega Semiconductor Ltd. (a)(b)	14,667	608,240
Ambarella, Inc. (a)	17,483	1,250,909
Amkor Technology, Inc.	57,428	1,518,396
Analog Devices, Inc.	113,721	24,796,864
Applied Materials, Inc.	192,333	33,602,498
Arm Holdings Ltd. ADR (a)	29,855	4,009,228
ASML Holding NV (depository receipt)	22,183	15,231,070
Astera Labs, Inc. (a)	37,037	3,824,070
Axcelis Technologies, Inc. (a)(b)	7,723	573,356
Broadcom, Inc.	1,086,885	176,162,321
Camtek Ltd. (b)	11,717	872,917
Canadian Solar, Inc. (a)(b)	951	11,802
CEVA, Inc. (a)	17,922	533,000
Cirrus Logic, Inc. (a)	12,519	1,307,610
Cohu, Inc. (a)(b)	18,517	488,849
Credo Technology Group Holding Ltd. (a)	42,070	2,059,747
Diodes, Inc. (a)	12,659	822,835
Enphase Energy, Inc. (a)	33,543	2,393,293
Entegris, Inc.	35,288	3,727,471
First Solar, Inc. (a)	25,068	4,995,300
FormFactor, Inc. (a)	21,142	846,949
GlobalFoundries, Inc. (a)(b)	130,460	5,642,395
Ichor Holdings Ltd. (a)	14,035	459,787
Impinj, Inc. (a)(b)	6,483	1,246,097
Intel Corp.	1,013,048	24,363,804
KLA Corp.	31,517	20,392,445
Kulicke & Soffa Industries, Inc. (b)	17,592	851,805
Lam Research Corp.	306,588	22,650,721
Lattice Semiconductor Corp. (a)	35,262	2,001,119
MACOM Technology Solutions Holdings, Inc. (a)	17,821	2,366,985
Marvell Technology, Inc.	203,936	18,902,828
Microchip Technology, Inc.	124,468	8,484,984
Micron Technology, Inc.	259,961	25,463,180
MKS Instruments, Inc. (b)	16,751	1,903,584
Monolithic Power Systems, Inc.	11,280	6,402,979
Nova Ltd. (a)(b)	7,183	1,319,948
NVIDIA Corp.	5,764,601	796,956,088
NXP Semiconductors NV	59,651	13,682,150
ON Semiconductor Corp. (a)	106,063	7,543,201
PDF Solutions, Inc. (a)(b)	15,891	502,156
Photronics, Inc. (a)	22,836	568,845
Power Integrations, Inc. (b)	16,000	1,048,160
Qorvo, Inc. (a)	24,509	1,692,346
Qualcomm, Inc.	259,344	41,113,804
Rambus, Inc. (a)	26,736	1,545,608
Semtech Corp. (a)	19,119	1,224,381
Silicon Laboratories, Inc. (a)(b)	9,537	1,055,269
Silicon Motion Tech Corp. sponsored ADR	10,205	541,579
SiTime Corp. (a)	7,256	1,541,029
Skyworks Solutions, Inc.	35,641	3,121,795
SolarEdge Technologies, Inc. (a)(b)	24,168	381,854
Synaptics, Inc. (a)	11,775	944,826
Teradyne, Inc.	41,878	4,606,580
Texas Instruments, Inc.	208,926	42,000,394
Tower Semiconductor Ltd. (a)	27,798	1,310,120
Ultra Clean Holdings, Inc. (a)	15,117	580,946
Universal Display Corp.	10,529	1,732,231
Veeco Instruments, Inc. (a)(b)	18,328	510,801
		1,399,897,249
Software - 16.3%
ACI Worldwide, Inc. (a)	28,753	1,633,745
Adeia, Inc. (b)	47,866	580,136
Adobe, Inc. (a)	104,218	53,769,193
Agilysys, Inc. (a)	8,725	1,171,768
Alarm.com Holdings, Inc. (a)	13,916	906,488
Alkami Technology, Inc. (a)	32,604	1,286,880
Altair Engineering, Inc. Class A (a)(b)	13,825	1,460,058
Amplitude, Inc. Class A, (a)(b)	49,850	515,449
ANSYS, Inc. (a)	19,878	6,979,166
AppFolio, Inc. Class A, (a)	5,003	1,269,511
Appian Corp. Class A (a)	18,596	703,859
AppLovin Corp. Class A, (a)	68,186	22,961,636
Aspen Technology, Inc. (a)	16,028	4,007,000
Atlassian Corp. PLC Class A, (a)	37,934	9,998,644
Aurora Innovation, Inc. Class A, (a)(b)	222,385	1,438,831
Autodesk, Inc. (a)	49,897	14,564,934
AvePoint, Inc. (a)	68,271	1,204,983
Bentley Systems, Inc. Class B (b)	69,978	3,463,911
Blackbaud, Inc. (a)	14,167	1,189,178
BlackLine, Inc. (a)	15,877	984,533
Braze, Inc. (a)	24,934	990,378
Cadence Design Systems, Inc. (a)	63,525	19,490,105
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	145,030	1,827,378
Cellebrite DI Ltd. (a)	60,963	1,230,233
Check Point Software Technologies Ltd. (a)	25,794	4,694,508
Cipher Mining, Inc. (a)(b)	108,223	725,094
Cleanspark, Inc. (a)(b)	56,716	813,875
Cognyte Software Ltd. (a)	48,203	391,408
CommVault Systems, Inc. (a)	10,735	1,842,019
Confluent, Inc. Class A (a)(b)	59,790	1,843,924
Crowdstrike Holdings, Inc. Class A (a)	54,108	18,719,745
CyberArk Software Ltd. (a)	10,110	3,270,686
Datadog, Inc. Class A (a)	71,386	10,904,212
Descartes Systems Group, Inc. (a)	22,420	2,620,225
Docebo, Inc. (a)(b)	13,531	674,791
DocuSign, Inc. (a)	45,349	3,613,862
Dropbox, Inc. Class A (a)	52,324	1,447,282
EverCommerce, Inc. (a)(b)	62,808	763,117
Five9, Inc. (a)	21,006	867,128
Fortinet, Inc. (a)	178,410	16,957,871
Freshworks, Inc. Class A (a)	71,612	1,145,076
Gen Digital, Inc.	138,938	4,286,237
GitLab, Inc. Class A (a)	32,795	2,090,681
HashiCorp, Inc. Class A (a)	17,581	591,073
Hut 8 Mining Corp. (a)(b)	32,637	914,489
Intapp, Inc. (a)(b)	23,097	1,444,717
InterDigital, Inc. (b)	4,368	855,953
Intuit, Inc.	65,614	42,106,472
IREN Ltd. (a)(b)	53,824	727,162
Jamf Holding Corp. (a)	46,066	672,564
JFrog Ltd. (a)(b)	28,070	874,381
Life360, Inc.	17,535	864,651
LM Funding America, Inc. (a)(b)	25,227	76,186
Magic Software Enterprises Ltd.	24,781	311,745
Manhattan Associates, Inc. (a)	15,160	4,327,270
Mara Holdings, Inc. (a)(b)	71,830	1,969,579
Matterport, Inc. Class A (a)(b)	128,008	609,318
Microsoft Corp.	1,746,748	739,677,908
MicroStrategy, Inc. Class A (a)(b)	41,261	15,987,400
Monday.com Ltd. (a)	11,502	3,282,211
nCino, Inc. (a)	33,064	1,388,357
Nextnav, Inc. Class A (a)(b)	43,095	749,422
NICE Ltd. sponsored ADR (a)(b)	11,745	2,142,758
Nutanix, Inc. Class A (a)	58,215	3,800,275
Open Text Corp. (b)	68,506	2,084,638
Palantir Technologies, Inc. Class A (a)	505,525	33,910,617
Palo Alto Networks, Inc. (a)	75,738	29,372,711
Pegasystems, Inc.	23,116	2,195,327
Progress Software Corp.	13,876	949,257
PTC, Inc. (a)	26,881	5,377,813
Qualys, Inc. (a)	9,226	1,417,114
QXO, Inc. (A Shares) (a)(b)	100,114	1,665,897
Radware Ltd. (a)(b)	23,719	563,563
Rapid7, Inc. (a)	18,094	770,804
Riot Platforms, Inc. (a)(b)	53,540	677,281
Roper Technologies, Inc.	24,610	13,940,088
Sapiens International Corp. NV	18,978	518,669
SoundHound AI, Inc. (a)(b)	80,466	749,138
Sprout Social, Inc. (a)(b)	17,113	547,958
SPS Commerce, Inc. (a)	9,823	1,896,527
Synopsys, Inc. (a)	35,920	20,060,961
Telos Corp. (a)(b)	68,234	231,996
Tenable Holdings, Inc. (a)	34,113	1,432,064
TeraWulf, Inc. (a)(b)	108,573	856,641
Varonis Systems, Inc. (a)(b)	27,120	1,354,915
Verint Systems, Inc. (a)	18,370	462,924
Vertex, Inc. Class A (a)	22,106	1,199,251
Workday, Inc. Class A (a)	49,977	12,493,750
Zoom Communications, Inc. Class A (a)	60,406	4,994,972
Zscaler, Inc. (a)	34,454	7,117,852
		1,201,516,357
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	3,572,799	847,932,384
Logitech International SA (b)	37,328	3,019,462
NetApp, Inc.	46,882	5,749,608
Seagate Technology Holdings PLC	50,401	5,107,133
Super Micro Computer, Inc. (a)(b)	138,354	4,515,875
Western Digital Corp. (a)	78,193	5,707,307
Xerox Holdings Corp. (b)	65,115	595,151
		872,626,920
TOTAL INFORMATION TECHNOLOGY		3,608,976,911
MATERIALS - 0.9%
Chemicals - 0.8%
Alto Ingredients, Inc. (a)	81,041	117,509
Balchem Corp.	8,967	1,618,723
Hawkins, Inc.	7,587	1,020,527
Innospec, Inc.	7,643	906,536
Linde PLC	109,802	50,617,624
Methanex Corp.	20,779	974,120
PureCycle Technologies, Inc. (a)(b)	51,018	678,284
		55,933,323
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	9,355	1,431,315
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	58,137	788,919
TriMas Corp.	15,637	413,130
		1,202,049
Metals & Mining - 0.1%
Algoma Steel Group, Inc. (b)	39,557	426,029
Century Aluminum Co. (a)	37,518	856,536
Ferroglobe PLC (b)	90,588	394,964
Kaiser Aluminum Corp.	6,090	494,995
Radius Recycling, Inc. Class A	16,664	330,280
Royal Gold, Inc.	17,462	2,553,992
SSR Mining, Inc.	53,436	310,463
Steel Dynamics, Inc.	36,535	5,307,439
		10,674,698
TOTAL MATERIALS		69,241,385
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust (SBI)	117,549	305,627
Equinix, Inc.	22,070	21,661,264
Gaming & Leisure Properties	57,755	2,980,736
Host Hotels & Resorts, Inc.	153,176	2,821,502
Lamar Advertising Co. Class A	18,644	2,498,669
Lineage, Inc.	49,575	3,144,047
Phillips Edison & Co., Inc. (b)	32,787	1,295,087
PotlatchDeltic Corp.	24,706	1,107,817
Regency Centers Corp.	42,238	3,192,770
Retail Opportunity Investments Corp.	39,386	685,316
Sabra Health Care REIT, Inc.	67,223	1,259,087
SBA Communications Corp. Class A	24,880	5,629,100
Service Properties Trust	119,340	331,765
Uniti Group, Inc.	99,862	590,184
		47,502,971
Real Estate Management & Development - 0.3%
Colliers International Group, Inc. (b)	10,934	1,679,790
Comstock Holding Companies, Inc. (a)	131,284	1,071,277
CoStar Group, Inc. (a)	99,261	8,073,890
eXp World Holdings, Inc. (b)	65,479	906,884
FirstService Corp. (b)	11,031	2,142,110
Newmark Group, Inc. Class A	49,317	763,427
Redfin Corp. (a)(b)	39,175	371,771
Zillow Group, Inc.:
Class A (a)	13,188	1,075,218
Class C (a)	41,593	3,523,343
		19,607,710
TOTAL REAL ESTATE		67,110,681
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp.	57,145	3,611,564
American Electric Power Co., Inc.	121,750	12,157,955
Constellation Energy Corp.	74,520	19,118,851
Evergy, Inc.	49,764	3,216,247
Exelon Corp.	229,312	9,071,583
MGE Energy, Inc.	10,726	1,118,507
Otter Tail Corp. (b)	12,002	967,841
Xcel Energy, Inc.	134,380	9,750,613
		59,013,161
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC	22,827	500,824
Enlight Renewable Energy Ltd. (a)	33,761	568,873
Montauk Renewables, Inc. (a)(b)	80,160	354,307
ReNew Energy Global PLC (a)(b)	90,471	545,540
Talen Energy Corp. (a)	11,144	2,389,385
		4,358,929
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,908	823,518
Water Utilities - 0.0%
Middlesex Water Co. (b)	8,844	578,707
TOTAL UTILITIES		64,774,315
TOTAL COMMON STOCKS (Cost $3,472,368,932)		7,348,156,101

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.46% 2/20/25 (e) (Cost $751,461)	759,000	751,592

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (f)	20,650,288	20,654,418
Fidelity Securities Lending Cash Central Fund 4.64% (f)(g)	187,265,709	187,284,436
TOTAL MONEY MARKET FUNDS (Cost $207,936,652)		207,938,854

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,681,057,045)	7,556,846,547
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(182,158,403)
NET ASSETS - 100.0%	7,374,688,144

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	62	Dec 2024	26,031,940	1,013,035	1,013,035

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $751,592.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $23,188 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	24,006,336	152,353,723	155,705,736	933,738	95	-	20,654,418	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	168,226,114	917,028,834	897,970,512	7,749,930	-	-	187,284,436	0.7%
Total	192,232,450	1,069,382,557	1,053,676,248	8,683,668	95	-	207,938,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,060,174,288	1,060,174,288	-	-
Consumer Discretionary	1,088,653,029	1,088,653,029	-	-
Consumer Staples	257,155,794	257,155,794	-	-
Energy	46,455,431	46,455,431	-	-
Financials	307,100,685	307,100,685	-	-
Health Care	454,601,315	454,543,051	23,188	35,076
Industrials	323,912,267	323,912,267	-	-
Information Technology	3,608,976,911	3,608,976,911	-	-
Materials	69,241,385	69,241,385	-	-
Real Estate	67,110,681	67,110,681	-	-
Utilities	64,774,315	64,774,315	-	-

U.S. Government and Government Agency Obligations	751,592	-	751,592	-

Money Market Funds	207,938,854	207,938,854	-	-
Total Investments in Securities:	7,556,846,547	7,556,036,691	774,780	35,076
Derivative Instruments: Assets
Futures Contracts	1,013,035	1,013,035	-	-
Total Assets	1,013,035	1,013,035	-	-
Total Derivative Instruments:	1,013,035	1,013,035	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,013,035	0
Total Equity Risk	1,013,035	0
Total Value of Derivatives	1,013,035	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $182,721,259) - See accompanying schedule:
Unaffiliated issuers (cost $3,473,120,393)	$7,348,907,693
Fidelity Central Funds (cost $207,936,652)	207,938,854

Total Investment in Securities (cost $3,681,057,045)		$7,556,846,547
Segregated cash with brokers for derivative instruments		610,569
Foreign currency held at value (cost $158,035)		145,098
Receivable for investments sold		621,048
Dividends receivable		4,402,434
Distributions receivable from Fidelity Central Funds		447,599
Receivable for daily variation margin on futures contracts		220,222
Other receivables		1,489
Total assets		7,563,295,006
Liabilities
Payable to custodian bank	$527
Accrued management fee	1,278,543
Other payables and accrued expenses	45,593
Collateral on securities loaned	187,282,199
Total liabilities		188,606,862
Net Assets		$7,374,688,144
Net Assets consist of:
Paid in capital		$3,693,583,391
Total accumulated earnings (loss)		3,681,104,753
Net Assets		$7,374,688,144
Net Asset Value, offering price and redemption price per share ($7,374,688,144 ÷ 97,350,000 shares)		$75.75
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$47,349,630
Interest		81,199
Income from Fidelity Central Funds (including $7,749,930 from security lending)		8,683,668
Total income		56,114,497
Expenses
Management fee	$13,283,071
Independent trustees' fees and expenses	27,094
Miscellaneous	186,005
Total expenses before reductions	13,496,170
Expense reductions	(10,624)
Total expenses after reductions		13,485,546
Net Investment income (loss)		42,628,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(45,923,168)
Redemptions in-kind	77,849,694
Fidelity Central Funds	95
Foreign currency transactions	(4,586)
Futures contracts	4,586,324
Total net realized gain (loss)		36,508,359
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,828,583,850
Assets and liabilities in foreign currencies	(2,939)
Futures contracts	(142,945)
Total change in net unrealized appreciation (depreciation)		1,828,437,966
Net gain (loss)		1,864,946,325
Net increase (decrease) in net assets resulting from operations		$1,907,575,276
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,628,951	$36,799,996
Net realized gain (loss)	36,508,359	45,346,274
Change in net unrealized appreciation (depreciation)	1,828,437,966	961,450,824
Net increase (decrease) in net assets resulting from operations	1,907,575,276	1,043,597,094
Distributions to shareholders	(43,405,750)	(39,030,200)

Share transactions
Proceeds from sales of shares	401,351,722	369,571,529
Cost of shares redeemed	(104,845,911)	(159,557,590)

Net increase (decrease) in net assets resulting from share transactions	296,505,811	210,013,939
Total increase (decrease) in net assets	2,160,675,337	1,214,580,833

Net Assets
Beginning of period	5,214,012,807	3,999,431,974
End of period	$7,374,688,144	$5,214,012,807

Other Information
Shares
Sold	6,050,000	7,650,000
Redeemed	(1,600,000)	(3,450,000)
Net increase (decrease)	4,450,000	4,200,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

Years ended November 30,	2024	2023	2022	2021 A	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.13	$45.09	$60.49	$47.46	$34.09
Income from Investment Operations
Net investment income (loss) B,C	.45	.40	.40	.34	.35
Net realized and unrealized gain (loss)	19.63	11.07	(15.43)	13.01	13.68
Total from investment operations	20.08	11.47	(15.03)	13.35	14.03
Distributions from net investment income	(.46)	(.43)	(.37)	(.32)	(.34)
Distributions from net realized gain	-	-	-	-	(.32)
Total distributions	(.46)	(.43)	(.37)	(.32)	(.66)
Net asset value, end of period	$75.75	$56.13	$45.09	$60.49	$47.46
Total Return D,E	35.93%	25.60%	(24.90)%	28.23%	41.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.67%	.81%	.81%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$7,374,688	$5,214,013	$3,999,432	$4,784,708	$3,346,121
Portfolio turnover rate H,I	5%	4%	8%	11%	19%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,057,020,408
Gross unrealized depreciation	(193,953,566)
Net unrealized appreciation (depreciation)	$3,863,066,842
Tax Cost	$3,693,779,705

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,803,047
Capital loss carryforward	$(193,714,169)
Net unrealized appreciation (depreciation) on securities and other investments	$3,863,015,875

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(95,243,014)
Long-term	(98,471,155)
Total capital loss carryforward	$(193,714,169)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$43,405,750	$39,030,200

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	352,262,031	300,228,451

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Nasdaq Composite Index ETF	394,942,199	103,226,163
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index ETF	840,619	177,625	1,037,531
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,624.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index ETF (one of the funds constituting Fidelity Commonwealth Trust, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $109,149 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 60%, 93%, 100%, 100%, and 100% of the dividends distributed in December 15, December 28, March, June, and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 72.89%, 99.72%, 100%, 100%, and 100% of the dividends distributed in December 15, December 28, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 7.41%, and 0.29% of the dividends distributed in December 15, and December 28, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,045,753,581.83	95.75
Withheld	224,031,239.64	4.25
TOTAL	5,269,784,821.47	100.00
Robert A. Lawrence
Affirmative	5,003,706,252.35	94.95
Withheld	266,078,569.12	5.05
TOTAL	5,269,784,821.47	100.00
Vijay C. Advani
Affirmative	5,043,294,439.95	95.70
Withheld	226,490,381.52	4.30
TOTAL	5,269,784,821.47	100.00
Thomas P. Bostick
Affirmative	5,034,714,374.56	95.54
Withheld	235,070,446.91	4.46
TOTAL	5,269,784,821.47	100.00
Donald F. Donahue
Affirmative	5,028,609,133.34	95.42
Withheld	241,175,688.13	4.58
TOTAL	5,269,784,821.47	100.00
Vicki L. Fuller
Affirmative	5,038,991,603.36	95.62
Withheld	230,793,218.11	4.38
TOTAL	5,269,784,821.47	100.00
Patricia L. Kampling
Affirmative	5,035,930,380.65	95.56
Withheld	233,854,440.82	4.44
TOTAL	5,269,784,821.47	100.00
Thomas A. Kennedy
Affirmative	5,027,393,921.29	95.40
Withheld	242,390,900.18	4.60
TOTAL	5,269,784,821.47	100.00
Oscar Munoz
Affirmative	5,036,328,922.56	95.57
Withheld	233,455,898.91	4.43
TOTAL	5,269,784,821.47	100.00
Karen B. Peetz
Affirmative	5,037,644,646.84	95.59
Withheld	232,140,174.63	4.41
TOTAL	5,269,784,821.47	100.00
David M. Thomas
Affirmative	5,026,595,977.26	95.39
Withheld	243,188,844.21	4.61
TOTAL	5,269,784,821.47	100.00
Susan Tomasky
Affirmative	5,033,762,916.13	95.52
Withheld	236,021,905.34	4.48
TOTAL	5,269,784,821.47	100.00
Michael E. Wiley
Affirmative	5,023,871,559.85	95.33
Withheld	245,913,261.62	4.67
TOTAL	5,269,784,821.47	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.795540.121
ETF-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025